Condensed Consolidated Balance Sheets (Parentheticals) shares in Thousands	Mar. 31, 2025 $ / shares shares
Common Stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common Stock, shares authorized	750,000
Common Stock, shares issued	81,952
Common Stock, shares outstanding	81,952
Series A Cumulative Convertible Preferred Stock Subject to Possible Redemption
Series A Cumulative Convertible Preferred Stock subject to possible redemption, par value (in Dollars per share) | $ / shares	$ 0.0001
Series A Cumulative Convertible Preferred Stock subject to possible redemption, shares authorized	15,000
Series A Cumulative Convertible Preferred Stock subject to possible redemption, shares issued	5,233
Series A Cumulative Convertible Preferred Stock subject to possible redemption, shares outstanding	5,233
Series A Cumulative Convertible Preferred Stock subject to possible redemption, Percentage	12.00%